SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Basis of presentation
Exchange rate	6.8755			6.8755
Original maturity period of term deposits	3 months
Advertising expenses	¥ 8,450	¥ 2,701	¥ 1,857
Basis of consolidation
Accounts Receivable, Net, Current	18,132	24,511		$ 2,637
Deferred Revenue, Revenue Recognized	114,396	109,484
Revenue, Remaining Performance Obligation, Amount	¥ 125,414	¥ 119,581
Minimum [Member]
Basis of consolidation
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	1 year
Maximum [Member]
Basis of consolidation
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	4 years